PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31,	At December 31,
	2017	2018
	$	$
Buildings	340,215	441,975
Leasehold improvements	11,498	13,058
Machinery	698,150	785,874
Furniture, fixtures and equipment	50,310	64,135
Motor vehicles	5,782	6,100
Land	18,647	18,810
	1,124,602	1,329,952
Accumulated depreciation	(462,128)	(489,927)
Impairment	(7,933)	(30,503)
	654,541	809,522
Construction in process	92,694	75,464
Property, plant and equipment, net	747,235	884,986